INCOME TAXES (Schedule of Income (Loss) Before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Domestic	$ 9,333	$ 15,978	$ 3,339
Foreign	5,303	4,173	4,510
Total income (loss) before taxes on income	$ 14,636	$ 20,151	$ 7,849